Share Capital And Warrants - Summary of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Number of warrants	2,080,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	3 years
Warrants
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 9.91	$ 11.97
Warrants outstanding and exercisable, Number of warrants	1,024,000	6,165,324
Warrants outstanding and exercisable, Weighted average contractual life (years)	5 years 3 months 18 days	1 year 7 months 6 days
Warrants | Term debt financing (60%)
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares		$ 20.76
Warrants outstanding and exercisable, Number of warrants		1,495,665
Warrants outstanding and exercisable, Weighted average contractual life (years)		2 years 7 months 6 days
Warrants | Term debt financing (40%)
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares		$ 21.63
Warrants outstanding and exercisable, Number of warrants		957,225
Warrants outstanding and exercisable, Weighted average contractual life (years)		2 years 7 months 6 days
Warrants | Financial Services
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 4.60
Warrants outstanding and exercisable, Number of warrants	544,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 years 7 months 6 days
Warrants | Acquisition of Financial Obligation
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 15.94	$ 15.94
Warrants outstanding and exercisable, Number of warrants	480,000	480,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 6 months	2 years 6 months
Warrants | USD Denominated Convertible Notes
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares		$ 3.75
Warrants outstanding and exercisable, Number of warrants		444,888
Warrants outstanding and exercisable, Weighted average contractual life (years)		9 months 18 days
Warrants | CAD Denominated Convertible Notes
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares		$ 4.38
Warrants outstanding and exercisable, Number of warrants		2,787,546
Warrants outstanding and exercisable, Weighted average contractual life (years)		8 months 12 days